Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent events

29.	Subsequent events

(i)	On January 1, 2022, Enthusiast Gaming Media Inc. and Enthusiast Gaming Media III Holdings Inc. amalgamated with Enthusiast Gaming Inc. and Enthusiast Gaming Media II Holdings Inc. amalgamated with Enthusiast Gaming Live Inc.

(ii)	On February 14, 2022, the Company issued the remaining 35,770 common shares to be issued relating to the Outplayed MA were issued (Note 5).

(iii)	On February 25, 2022, the loan receivable from the Chief Corporate Officer of $45,698 was repaid to the Company (Note 24).

(iv)	On February 28, 2022, the USD $500,000 GameKnot Deferred Payment liability was settled by the Company issuing 111,267 common shares (Note 17(iii)).

(v)	On March 15, 2022, the loan receivable from the President of $80,297 was repaid to the Company (Note 24).